UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21744

Name of Fund: Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Franklin Templeton Total Return FDP Fund of FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 - Schedule of Investments

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                          Face
                                        Amount  Asset-Backed Securities**                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                            USD        680,000  Citifinancial Mortgage Securities, Inc. Series 2003-4
                                                Class AF6, 4.493% due 10/25/2033                                       $    657,714
                                       737,042  Countrywide Asset Backed Certificates Series 2004-10
                                                Class 2AV2, 5.674% due 5/25/2033 (a)                                        737,390
                                       700,000  Countrywide Asset Backed Certificates Series 2005-11
                                                Class AF4, 5.21% due 9/25/2035 (a)                                          684,716
                                       469,146  First Franklin Mortgage Loan Asset Backed Certificates
                                                Series 2005-FF10 Class A2, 5.424% due 11/25/2035 (a)                        469,208
                                     1,655,607  Fremont Home Loan Trust Series 2004-4 Class 2A2,
                                                5.604% due 3/25/2035 (a)                                                  1,657,572
                                       754,299  Master Asset Backed Securities Trust Series 2006-AB1
                                                Class A1, 5.464% due 2/25/2036 (a)                                          754,397
                                       438,831  Merrill Lynch Mortgage Investors, Inc. Series 2005-WMC1
                                                Class A2B, 5.444% due 9/25/2035 (a)(f)                                      439,028
                                       224,357  Popular ABS Mortgage Pass-Through Trust Series 2004-4
                                                Class AF1, 5.574% due 9/25/2034                                             224,477
                                       529,394  Residential Asset Securities Corporation Series 2000-KS2
                                                Class AII, 5.824% due 3/25/2030 (a)                                         529,539
                                     1,026,625  Structured Asset Securities Corporation Series 2005-SC1
                                                Class 1A1, 5.594% due 5/25/2031 (a)                                       1,029,332
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Asset-Backed Securities
                                                (Cost - $7,211,685) - 6.4%                                                7,183,373
-----------------------------------------------------------------------------------------------------------------------------------

Industry                                        Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.0%              50,000  L-3 Communications Corp., 5.875% due 1/15/2015                               47,250
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.6%                       600,000  SABMiller Plc, 6.50% due 7/01/2016 (c)                                      625,578
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.4%                 100,000  The Bear Stearns Cos., Inc. Series B, 4.55% due 6/23/2010                    97,394
                                       100,000  Lazard Group, 7.125% due 5/15/2015                                          104,560
                                       300,000  Morgan Stanley, 4.75% due 4/01/2014                                         283,503
                                                                                                                       ------------
                                                                                                                            485,457
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%                        25,000  BCP Crystal Holdings U.S., 9.625% due 6/15/2014                              27,094
                                        50,000  Nalco Co., 8.875% due 11/15/2013                                             51,500
                                        50,000  RPM International, Inc., 6.25% due 12/15/2013                                49,870
                                       200,000  RPM United Kingdom G.P., 6.70% due 11/01/2015                               204,781
                                        25,000  Rhodia SA, 10.25% due 6/01/2010                                              27,438
                                       250,000  Yara International ASA, 5.25% due 12/15/2014 (c)                            238,340
                                                                                                                       ------------
                                                                                                                            599,023
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.5%     JPY     26,000,000  European Investment Bank, 2.125% due 9/20/2007                              225,463
                            USD        400,000  Kaupthing Bank hf, 7.125% due 5/19/2016 (c)                                 410,467
                            ISK     13,000,000  Kreditanstalt fuer Wiederaufbau, 8.25% due 9/20/2007                        180,446
                            USD        400,000  Landsbanki Islands hf, 6.10% due 8/25/2011 (c)                              400,786
                                       400,000  Wells Fargo Bank NA, 5.75% due 5/16/2016                                    407,413
                                                                                                                       ------------
                                                                                                                          1,624,575
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                   50,000  Allied Waste North America, Inc. Series B, 5.75% due 2/15/2011               47,500
Supplies - 0.1%                         25,000  JohnsonDiversey, Inc. Series B, 9.625% due 5/15/2012                         24,625
                                        50,000  Waste Management, Inc., 6.50% due 11/15/2008                                 51,247
                                                                                                                       ------------
                                                                                                                            123,372
-----------------------------------------------------------------------------------------------------------------------------------
Construction                           400,000  Lafarge SA, 6.50% due 7/15/2016                                             411,954
Materials - 0.4%                        25,000  Nortek, Inc., 8.50% due 9/01/2014                                            23,250
                                                                                                                       ------------
                                                                                                                            435,204
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%                400,000  HSBC Finance Corp., 5.50% due 1/19/2016                                     397,106
-----------------------------------------------------------------------------------------------------------------------------------
Containers &                            25,000  Crown Americas LLC, 7.75% due 11/15/2015                                     25,125
Packaging - 0.1%                        25,000  Graphic Packaging International Corp., 8.50% due 8/15/2011                   25,375

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)


                                          Face
Industry                                Amount  Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                            USD         50,000  Owens Brockway Glass Container, Inc., 6.75% due 12/01/2014             $     46,500
                                                                                                                       ------------
                                                                                                                             97,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                   50,000  Bank of America Corp., 5.25% due 12/01/2015                                  48,887
Services - 1.2%                        100,000  Ford Motor Credit Co., 5.625% due 10/01/2008                                 96,445
                                       100,000  Ford Motor Credit Co., 9.875% due 8/10/2011                                 104,480
                                        72,000  General Electric Capital Corp., 5.62% due 10/21/2010 (a)                     72,080
                                       500,000  General Electric Capital Corp., 5% due 1/08/2016                            485,547
                                       100,000  General Motors Acceptance Corp., 6.875% due 9/15/2011                        98,488
                                       400,000  JPMorgan Chase & Co., 4.875% due 3/15/2014                                  383,660
                                                                                                                       ------------
                                                                                                                          1,289,587
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                            400,000  Embarq Corp., 7.082% due 6/01/2016                                          408,135
Telecommunication                       50,000  Qwest Communications International, Inc., 7.50% due 2/15/2014                49,563
Services - 1.5%                        300,000  SBC Communications, Inc., 5.612% due 11/14/2008 (a)                         300,794
                                       250,000  Telecom Italia Capital SA, 4.95% due 9/30/2014                              231,119
                                       250,000  Telecom Italia Capital SA, 7.20% due 7/18/2036                              261,101
                                       350,000  Verizon New York, Inc. Series A, 6.875% due 4/01/2012                       363,410
                                       100,000  Verizon New York, Inc. Series B, 7.375% due 4/01/2032                       103,843
                                                                                                                       ------------
                                                                                                                          1,717,965
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%               25,000  Allegheny Energy Supply, 8.25% due 4/15/2012 (c)                             27,000
                                        50,000  The Cleveland Electric Illuminating Co., 5.65% due 12/15/2013                49,698
                                                                                                                       ------------
                                                                                                                             76,698
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                  25,000  Sanmina-SCI Corp., 6.75% due 3/01/2013                                       23,938
Instruments - 0.0%                      25,000  Solectron Global Finance Ltd., 8% due 3/15/2016                              24,250
                                                                                                                       ------------
                                                                                                                             48,188
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.7%                   200,000  Bunge Ltd. Finance Corp., 5.875% due 5/15/2013                              196,557
                                        25,000  Smithfield Foods, Inc., 7.75% due 5/15/2013                                  25,563
                                       300,000  Tyson Foods, Inc., 8.25% due 10/01/2011                                     322,100
                                       250,000  Tyson Foods, Inc., 6.85% due 4/01/2016                                      253,685
                                                                                                                       ------------
                                                                                                                            797,905
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                 25,000  Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                       24,250
Supplies - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                 25,000  DaVita, Inc., 7.25% due 3/15/2015                                            24,500
Services - 0.5%                         25,000  HCA, Inc., 8.75% due 9/01/2010                                               25,187
                                        25,000  Tenet Healthcare Corp., 6.375% due 12/01/2011                                21,875
                                       500,000  WellPoint, Inc., 5% due 1/15/2011                                           491,531
                                                                                                                       ------------
                                                                                                                            563,093
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                  138,000  Carnival Corp., 2% due 4/15/2021 (e)                                        157,838
Leisure - 0.5%                         300,000  Harrah's Operating Co., Inc., 6.50% due 6/01/2016                           297,625
                                        50,000  MGM Mirage, 6.625% due 7/15/2015                                             47,063
                                        25,000  Pinnacle Entertainment, Inc., 8.75% due 10/01/2013                           26,250
                                        25,000  Royal Caribbean Cruises Ltd., 7.25% due 3/15/2018                            24,710
                                        25,000  Station Casinos, Inc., 6.875% due 3/01/2016                                  23,156
                                                                                                                       ------------
                                                                                                                            576,642
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%               50,000  KB Home, 6.25% due 6/15/2015                                                 45,072
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.0%               25,000  Spectrum Brands, Inc., 7.375% due 2/01/2015                                  19,375
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.1%                      50,000  SunGard Data Systems, Inc., 9.125% due 8/15/2013                             51,625
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power                       25,000  NRG Energy, Inc., 7.375% due 2/01/2016                                       24,625
Producers & Energy                     100,000  TXU Corp., 5.55% due 11/15/2014                                              93,241
Traders - 0.1%                                                                                                         ------------
                                                                                                                            117,866
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                              50,000  Hutchison Whampoa International (03/33) Ltd.,
Conglomerates - 0.1%                            7.45% due 11/24/2033 (c)                                                     55,963
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                       100,000  The St Paul Travelers Cos., Inc., 6.75% due 6/20/2036                       105,613
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                        50,000  Case New Holland, Inc., 9.25% due 8/01/2011                                  53,000
                                        25,000  Commercial Vehicle Group, Inc., 8% due 7/01/2013                             23,812

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                          Face
Industry                                Amount  Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                            USD         16,000  Invensys Plc, 9.875% due 3/15/2011 (c)                                 $     17,280
                                                                                                                       ------------
                                                                                                                             94,092
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.5%                            25,000  AMC Entertainment, Inc., 9.875% due 2/01/2012                                25,562
                                       200,000  BSKYB Finance UK Plc, 6.50% due 10/15/2035 (c)                              191,008
                                        25,000  CSC Holdings Inc., 7.625% due 7/15/2018                                      25,219
                                        25,000  Cablevision Systems Corp. Series B, 8% due 4/15/2012                         25,125
                                        25,000  Charter Communications Holdings II LLC, 10.25% due 9/15/2010                 25,312
                                       300,000  Comcast Corp., 6.50% due 11/15/2035                                         295,794
                                        25,000  Dex Media West LLC, 9.875% due 8/15/2013                                     26,844
                                        25,000  DirecTV Holdings LLC, 6.375% due 6/15/2015                                   23,375
                                        50,000  Echostar DBS Corp., 6.375% due 10/01/2011                                    48,687
                                        25,000  Intelsat Subsidiary Holding Co. Ltd., 8.25% due 1/15/2013                    24,937
                                        25,000  LIN Television Corp., 6.50% due 5/15/2013                                    23,062
                                        25,000  Lamar Media Corp., 7.25% due 1/01/2013                                       24,812
                                        50,000  Liberty Media Corp., 5.70% due 5/15/2013                                     46,972
                                       400,000  News America, Inc., 7.25% due 5/18/2018                                     436,928
                                        25,000  Quebecor Media, Inc., 7.75% due 3/15/2016                                    24,750
                                        25,000  Radio One, Inc., 6.375% due 2/15/2013                                        22,625
                                       350,000  Viacom, Inc., 6.25% due 4/30/2016 (c)                                       345,461
                                                                                                                       ------------
                                                                                                                          1,636,473
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%                  25,000  Novelis, Inc., 8.25% due 2/15/2015 (c)                                       23,750
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.2%                  25,000  Aquila, Inc., 9.95% due 2/01/2011                                            27,645
                                        75,000  CenterPoint Energy, Inc., 7.25% due 9/01/2010                                79,084
                                       300,000  Dominion Resources, Inc. Series C, 5.15% due 7/15/2015                      285,202
                                       400,000  National Grid Plc, 6.30% due 8/01/2016                                      410,004
                                       200,000  PSEG Funding Trust, 5.381% due 11/16/2007                                   199,485
                                       300,000  Pacific Gas & Electric Co., 6.05% due 3/01/2034                             296,512
                                                                                                                       ------------
                                                                                                                          1,297,932
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                   50,000  Chesapeake Energy Corp., 6.25% due 1/15/2018                                 46,125
Fuels - 0.5%                            25,000  Copano Energy LLC, 8.125% due 3/01/2016                                      25,312
                                        50,000  El Paso Corp., 7.875% due 6/15/2012                                          51,625
                                        25,000  MarkWest Energy Partners LP, 6.875% due 11/01/2014                           23,438
                                        25,000  Massey Energy Co., 6.875% due 12/15/2013                                     23,188
                                        25,000  Plains Exploration & Production Co., 7.125% due 6/15/2014                    25,625
                                        25,000  Pogo Producing Co., 6.875% due 10/01/2017                                    23,812
                                       350,000  XTO Energy, Inc., 6.10% due 4/01/2036                                       342,480
                                                                                                                       ------------
                                                                                                                            561,605
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                          25,000  Abitibi-Consolidated, Inc., 8.375% due 4/01/2015                             22,750
Products - 0.1%                         25,000  JSG Funding Plc, 7.75% due 4/01/2015                                         22,750
                                       100,000  Weyerhaeuser Co., 7.375% due 3/15/2032                                      104,655
                                                                                                                       ------------
                                                                                                                            150,155
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                  65,000  Colonial Realty LP, 5.50% due 10/01/2015                                     62,840
Trusts (REITs) - 0.2%                   50,000  EOP Operating LP, 4.65% due 10/01/2010                                       48,318
                                        50,000  Host Marriott LP, 7.125% due 11/01/2013                                      50,500
                                        50,000  iStar Financial, Inc., 6% due 12/15/2010                                     50,654
                                                                                                                       ------------
                                                                                                                            212,312
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                       186,000  Intel Corp., 2.95% due 12/15/2035 (e)                                       162,983
Semiconductor
Equipment - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.3%                        350,000  Oracle Corp. and Ozark Holding, Inc., 5.25% due 1/15/2016                   339,165
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.0%                 25,000  GSC Holdings Corp., 8% due 10/01/2012                                        25,531
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                      50,000  Washington Mutual Bank FA, 5.65% due 8/15/2014                               49,778
Finance - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                          Face
Industry                                Amount  Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication  USD         25,000  Dobson Cellular Systems, 9.875% due 11/01/2012                         $     26,687
Services - 0.1%                         25,000  Millicom International Cellular SA, 10% due 12/01/2013                       26,813
                                        25,000  Rogers Wireless Communications, Inc., 7.25% due 12/15/2012                   25,781
                                                                                                                       ------------
                                                                                                                             79,281
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Corporate Bonds
                                                (Cost - $14,521,720) - 13.0%                                             14,557,464
-----------------------------------------------------------------------------------------------------------------------------------

                                                Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                            IDR    600,000,000  Indonesia Recapitalization Bond, 14.25% due 6/15/2013                        73,943
                                 2,100,000,000  Indonesia Treasury Bond, 11% due 11/15/2020                                 217,410
                                 1,010,000,000  Indonesia Treasury Bond, 12.80% due 6/15/2021                               118,298
                                 2,400,000,000  Indonesia Treasury Bond, 12.90% due 6/15/2022                               283,267
                                   650,000,000  Indonesia Treasury Bond Series FR32, 15% due 7/15/2018                       86,043
                                 1,600,000,000  Indonesia Treasury Bond Series FR36, 11.50% due 9/15/2019                   172,364
                            ISK      4,300,000  Inter-American Development Bank, 9% due 1/04/2007                            60,952
                            JPY     16,000,000  Italy Government International Bond, 0.375% due 10/10/2006                  136,440
                            THB      6,400,000  Kingdom of Thailand Series 364, 4.38% due 12/07/2006 (d)                    168,147
                                     5,000,000  Kingdom of Thailand Series 364, 4.505% due 1/04/2007 (d)                    130,639
                            MYR      1,000,000  Malaysia Government Bond, 3.135% due 12/17/2007                             269,849
                                     1,100,000  Malaysia Government Bond Series 2/88, 6.45% due 7/01/2008                   312,295
                                       910,000  Malaysia Government Bond Series 386X, 8.60% due 12/01/2007                  261,750
                            NOK      2,145,000  Norway Government Bond, 6.75% due 1/15/2007                                 344,165
                            PEN        615,000  Peru Government Bond, 7.84% due 8/12/2020                                   198,471
                            PLN      1,755,000  Poland Government Bond Series 0507, 8.50% due 5/12/2007                     584,573
                                       450,000  Poland Government Bond Series WS0922, 5.75% due 9/23/2022                   143,629
                            USD        270,000  Republic of Argentina, 5.59% due 8/03/2012 (a)                              251,455
                            ISK      1,800,000  Republic of Austria, 9% due 9/15/2006                                        25,945
                            USD        400,000  Republic of Iraq, 5.80% due 1/15/2028 (c)                                   257,000
                            SGD        170,000  Singapore Government Bond, 4% due 3/01/2007                                 108,799
                                       435,000  Singapore Government Bond, 2.625% due 10/01/2007                            275,624
                            SEK      4,795,000  Swedish Government Bond, 8% due 8/15/2007                                   692,690
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Foreign Government Obligations
                                                (Cost - $5,026,954) - 4.6%                                                5,173,748
-----------------------------------------------------------------------------------------------------------------------------------

                                                Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                            USD      2,500,000  Fannie Mae, 5.125% due 4/15/2011                                          2,508,918
                                     1,000,000  Fannie Mae, 5.25% due 4/15/2007                                             999,327
                                       200,000  Fannie Mae, 6.25% due 5/15/2029                                             226,331
                                     1,600,000  Fannie Mae, 6.625% due 9/15/2009                                          1,671,922
                                       500,000  Fannie Mae, 6.625% due 11/15/2030                                           591,240
                                     1,000,000  Fannie Mae, 7.25% due 1/15/2010                                           1,068,389
                                       500,000  Federal Home Loan Bank System, 3.875% due 8/22/2008                         488,973
                                     1,500,000  Freddie Mac, 4% due 12/15/2009                                            1,453,169
                                       700,000  Freddie Mac, 4.375% due 11/16/2007                                          693,284
                                       500,000  Freddie Mac, 4.625% due 2/21/2008                                           496,607
                                     4,000,000  Freddie Mac, 4.875% due 2/17/2009                                         3,987,372
                                     3,000,000  Freddie Mac, 5.125% due 4/18/2008                                         3,001,449
                                     1,000,000  Freddie Mac, 5.25% due 7/18/2011                                          1,008,979
                                       500,000  Freddie Mac, 5.50% due 9/15/2011                                            510,075
                                        30,000  Freddie Mac, 6.25% due 7/15/2032                                             34,205
                                     1,500,000  Freddie Mac, 6.625% due 9/15/2009                                         1,566,176
                                       500,000  U.S. Treasury Bonds, 4.50% due 2/15/2036                                    470,586
                                       250,000  U.S. Treasury Bonds, 5.25% due 2/15/2029                                    260,664
                                       500,000  U.S. Treasury Bonds, 5.50% due 8/15/2028                                    537,383

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                          Face
                                        Amount  Government & Agency Obligations                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                            USD        150,000  U.S. Treasury Bonds, 6.125% due 11/15/2027                             $    173,156
                                     2,300,000  U.S. Treasury Bonds, 6.25% due 8/15/2023                                  2,637,274
                                       250,000  U.S. Treasury Bonds, 6.25% due 5/15/2030                                    296,074
                                       400,000  U.S. Treasury Bonds, 6.75% due 8/15/2026                                    490,281
                                       900,000  U.S. Treasury Bonds, 6.875% due 8/15/2025                                 1,110,797
                                     1,000,000  U.S. Treasury Notes, 3.50% due 2/15/2010                                    961,758
                                       250,000  U.S. Treasury Notes, 3.75% due 5/15/2008                                    245,625
                                       200,000  U.S. Treasury Notes, 3.875% due 7/31/2007                                   197,969
                                     2,000,000  U.S. Treasury Notes, 3.875% due 9/15/2010                                 1,939,844
                                     1,000,000  U.S. Treasury Notes, 4.125% due 8/15/2008                                   989,062
                                       200,000  U.S. Treasury Notes, 4.125% due 8/15/2010                                   195,922
                                     1,000,000  U.S. Treasury Notes, 4.25% due 10/15/2010                                   983,477
                                       500,000  U.S. Treasury Notes, 4.50% due 11/15/2010                                   496,347
                                       500,000  U.S. Treasury Notes, 6.50% due 2/15/2010                                    528,086
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Government & Agency Obligations
                                                (Cost - $32,997,393) - 29.2%                                             32,820,721
-----------------------------------------------------------------------------------------------------------------------------------

                                                Government Agency Mortgage-Backed Securities**
-----------------------------------------------------------------------------------------------------------------------------------
                                                Fannie Mae Guaranteed Pass-Through Certificates:
                                       220,285  3.399% due 3/01/2034 (a)                                                    219,820
                                       766,761  3.554% due 4/01/2034 (a)                                                    770,801
                                       323,175  3.978% due 3/01/2034 (a)                                                    325,637
                                       283,434  4.026% due 4/01/2035 (a)                                                    280,416
                                        54,967  4.553% due 5/01/2033 (a)                                                     54,463
                                     7,912,998  5.00% due 7/01/2035 - 9/15/2036 (b)                                       7,580,720
                                     1,533,900  5.11% due 4/01/2035 (a)                                                   1,527,523
                                     1,138,272  5.134% due 9/01/2034 (a)                                                  1,144,772
                                    15,618,660  5.50% due 11/01/2034 - 9/15/2036 (b)                                     15,333,519
                                    11,498,320  6.00% due 10/01/2034 - 9/15/2036 (b)                                     11,511,293
                                       499,225  6.477% due 10/01/2032 (a)                                                   505,168
                                     4,750,001  6.50% due 1/01/2036 - 9/15/2036 (b)                                       4,821,462
                                                Freddie Mac Mortgage Participation Certificates:
                                       503,823  3.274% due 5/01/2034 (a)                                                    495,699
                                       140,429  3.846% due 7/01/2034 (a)                                                    139,881
                                       144,397  4.011% due 9/01/2034 (a)                                                    141,921
                                       815,639  4.146% due 1/01/2034 (a)                                                    818,445
                                       364,968  4.50% due 9/01/2020                                                         350,502
                                       355,249  4.70% due 9/01/2032 (a)                                                     352,665
                                     2,993,976  5.00% due 7/01/2036                                                       2,870,755
                                       685,369  5.13% due 11/01/2027 (a)                                                    693,832
                                       499,742  6.889% due 4/01/2032 (a)                                                    507,975
                                     1,000,000  Freddie Mac Multiclass Certificates Series 2643 Class OG,
                                                5% due 7/15/2032                                                            939,933
                                     3,250,000  Ginnie Mae MBS Certificates, 6% due 9/15/2036 (b)                         3,279,452
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Government Agency Mortgage-Backed Securities
                                                (Cost - $54,423,111) - 48.7%                                             54,666,654
-----------------------------------------------------------------------------------------------------------------------------------

                                                Non-Government Agency Mortgage-Backed Securities**
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed           2,000,000  Bear Stearns Commercial Mortgage Securities
Securities - 6.7%                               Series 2005-PW10 Class A4, 5.405% due 12/11/2040 (a)                      1,991,730
                                     2,300,000  Citigroup/Deutsche Bank Commercial Mortgage Trust
                                                Series 2005-C1 Class A4, 5.40% due 7/15/2044 (a)                          2,272,345
                                     1,600,000  GS Mortgage Securities Corp. II Series 2006-GG6
                                                Class A4, 5.553% due 4/10/2038 (a)                                        1,609,551

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                          Face
                                        Amount  Non-Government Agency Mortgage-Backed Securities**                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                            USD        900,000  Greenwich Capital Commercial Funding Corp. Series 2004-GG1
                                                Class A7, 5.317% due 6/10/2036 (a)                                     $    893,943
                                       850,000  LB-UBS Commercial Mortgage Trust Series 2006-C3
                                                Class A4, 5.661% due 3/15/2039 (a)                                          862,307
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Non-Government Agency Mortgage-Backed Securities
                                                (Cost - $7,626,669) - 6.8%                                                7,629,876
-----------------------------------------------------------------------------------------------------------------------------------

Industry                                        Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.6%                350,000  USB Capital IX, 6.189% due 3/29/2049 (a)                                    351,464
                                       250,000  Wachovia Capital Trust III, 5.80% due 8/29/2049 (a)                         248,888
                                                                                                                       ------------
                                                                                                                            600,352
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                 25,000  Fresenius Medical Care Capital Trust IV, 7.875% due 6/15/2011                25,500
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Capital Trusts
                                                (Cost - $626,584) - 0.6%                                                    625,852
-----------------------------------------------------------------------------------------------------------------------------------

                                        Shares
                                          Held  Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                      400  Chesapeake Energy Corp.                                                     107,400
Fuels - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Preferred Stocks
                                                (Cost - $106,892) - 0.1%                                                    107,400
-----------------------------------------------------------------------------------------------------------------------------------

                                          Face
                                        Amount  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Government          CAD        215,000  Canadian Treasury Bill, 3.009% due 2/22/2007                                189,959
Obligations - 1.1%          EGP      1,200,000  Egypt Treasury Bill, 5.70% due 2/20/2007                                    199,676
                            THB     10,000,000  Kingdom of Thailand, 3.638% due 3/08/2007                                   258,866
                                    14,700,000  Kingdom of Thailand, 4.797% due 5/03/2007                                   378,457
                            NOK      1,550,000  Norway Treasury Bill, 2.72% due 3/21/2007                                   241,505
                                                                                                                       ------------
                                                                                                                          1,268,463
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 9.4%                10,528,827  Brown Brothers Harriman & Co., 4.61% due 9/01/2006                       10,528,827
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Securities
                                                (Cost - $11,788,093) - 10.5%                                             11,797,290
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments (Cost - $134,329,101*) - 119.9%                       134,562,378

                                                Liabilities in Excess of Other Assets - (19.9%)                         (22,306,491)
                                                                                                                       ------------
                                                Net Assets - 100.0%                                                    $112,255,887
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, as of August 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 134,346,908
                                                                  =============
      Gross unrealized appreciation                               $     891,607
      Gross unrealized depreciation                                    (676,137)
                                                                  -------------
      Net unrealized appreciation                                 $     215,470
                                                                  =============

** Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

(a)   Floating rate security.
(b) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(e)   Convertible security.

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Interest
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Mortgage Investors, Inc.
      Series 2005-WMC1 Class A2B, 5.444% due 9/25/2035   $438,831       $ 10,042
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industry classifications are shown as a percent of net assets.
o     Swaps outstanding as of August 31, 2006 were as follows:

      ------------------------------------------------------------------------------------------------------
                                                                                                 Unrealized
                                                                                Notional        Appreciation
                                                                                 Amount        (Depreciation)
      ------------------------------------------------------------------------------------------------------
      Sold credit default protection on Dow Jones CDX North America
      Investment Grade Index Series 4 and receive 0.40%

      Broker,  JPMorgan Securities, Inc.
      Expires  June 2010                                                      $ 1,000,000      $       7,095

      Bought credit default protection on FirstEnergy Corp. and pay 0.46%

      Broker,  Citigroup Global Markets, Inc.
      Expires  March 2011                                                     $   500,000             (2,042)

      Sold credit default protection on ABX JPM and receive 0.54%

      Broker,  JPMorgan Chase
      Expires  July 2045                                                      $ 4,000,000               (500)
      ------------------------------------------------------------------------------------------------------
      Total                                                                                    $       4,553
                                                                                               =============

o     Forward foreign exchange contracts as of August 31, 2006 were as follows:

      -------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                      Settlement             Appreciation
      Purchased                                Date               (Depreciation)
      -------------------------------------------------------------------------
      KRW  825,000,000                     February 2007           $    (14,486)
      JPY  60,862,800                      February 2007                (18,041)
      PLN  775,000                         February 2007                 (1,985)
      KRW  502,218,750                      March 2007                   (5,374)
      SEK  725,000                          March 2007                      939
      JPY  44,615,250                       April 2007                   (2,500)
      KRW  301,455,000                       May 2007                     1,019
      JPY  60,726,780                        May 2007                    (3,422)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $3,562,527)                $    (43,850)
                                                                   ============

o     Currency Abbreviations:

      CAD  Canadian Dollar
      EGP  Egyptian Pound
      IDR  Indonesian Rupiah
      ISK  Icelandic Crona
      KRW  Korean Won
      JPY  Japanese Yen
      MYR  Malaysian Ringgit
      NOK  Norwegian Krone
      PEN  Peru Nuevos Soles
      PLN  Polish Zloty
      SEK  Swedish Krona
      SGD  Singapore Dollar
      THB  Thailand Baht
      USD  U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Date: October 19, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Date: October 19, 2006